Stock Based Compensation	9 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Stock Based Compensation
Incentive Equity Awards Converted from ADP Awards
On October 1, 2014, ADP's outstanding equity awards for employees of the Company were converted into equity awards of CDK at a ratio of 2.757 CDK equity awards for every ADP equity award held prior to the spin-off. The converted equity awards have the same terms and conditions as the ADP equity awards. As a result, the Company issued 2.3 million stock options with a weighted average exercise price of $19.64, 0.7 million time-based restricted shares, and 0.2 million performance-based restricted shares upon completion of the conversion of existing ADP equity awards into the Company's equity awards. As the conversion was considered a modification of an award in accordance with ASC 718, "Compensation - Stock Compensation," the Company compared the fair value of the award immediately prior to the Distribution to the fair value immediately after the Distribution to measure the incremental compensation cost. The fair values immediately prior to and after Distribution were estimated using a binomial option pricing model. The conversion resulted in an increase in the fair value of the awards by $1.4 million, of which $1.0 million was recognized from the date of Distribution to March 31, 2015 and the remaining $0.4 million will be recognized in net earnings prospectively.
Incentive Equity Awards Granted by the Company
Prior to the Distribution, the Company adopted the 2014 Omnibus Award Plan ("2014 Plan"). The 2014 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, other stock-based awards and performance compensation awards to employees, directors, officers, consultants, and advisors, and those of the Company's affiliates. The 2014 Plan provides for an aggregate of 12.0 million shares of the Company's common stock to be reserved for issuance and is effective for a period of ten years.
Prior to the Distribution, all employee equity awards (stock options and restricted stock) were granted by ADP. All subsequent awards were granted under the 2014 Plan. The Company recognizes stock-based compensation expense associated with employee equity awards in net earnings based on the fair value of the awards on the date of grant. Stock-based compensation primarily consisted of the following for the three and nine months ended March 31, 2015 and 2014:
Stock Options. Stock options are granted to employees at exercise prices equal to the fair market value of the Company's common stock on the date of grant. Stock options are issued under a graded vesting schedule with a term of ten years. Compensation expense is measured based on the fair value of the stock option on the grant date and recognized over the requisite service period for each separately vesting portion of the stock option award. Stock options are forfeited if the employee ceases to be employed by the Company prior to vesting.
Time-Based Restricted Stock and Time-Based Restricted Stock Units. Time-based restricted stock and restricted stock units generally vest over a two- to five-year period. Awards are forfeited if the employee ceases to be employed by the Company prior to vesting.
Time-based restricted stock cannot be transferred during the vesting period. Compensation expense relating to the issuance of time-based restricted stock is measured based on the fair value of the award on the grant date and recognized on a straight-line basis over the vesting period. Employees are eligible to receive dividends on the CDK shares awarded under the time-based restricted stock program.
Time-based restricted stock units are settled in cash. Compensation expense relating to the issuance of time-based restricted stock units is recorded over the vesting period, is initially based on the fair value of the award on the grant date, and is subsequently remeasured at each reporting date during the vesting period to the current stock value. No dividend equivalents are paid on units awarded under the time-based restricted stock unit program.
Performance-Based Restricted Stock and Performance-Based Restricted Stock Units. Performance-based restricted stock and performance-based restricted stock units generally vest over a one- to three-year performance period and subsequent to a service period of up to 26 months. Under these programs, the Company communicates "target awards" at the beginning of the performance period with possible payouts at the end of the performance period ranging from 0% to 150% of the "target awards." Awards are forfeited if the employee ceases to be employed by the Company prior to vesting.
Performance-based restricted stock cannot be transferred during the vesting period. Compensation expense relating to the issuance of performance-based restricted stock is measured based upon the fair value of the award on the grant date and recognized on a straight-line basis over the vesting period, based upon the probability that the performance target will be met. After the performance period, if the performance targets are achieved, employees are eligible to receive dividends on the CDK shares awarded under the performance-based restricted stock program.
Performance-based restricted stock units are settled in either cash or stock, depending on the employee’s home country, and cannot be transferred during the vesting period. Compensation expense relating to the issuance of performance-based restricted stock units settled in cash is recorded over the vesting period, is initially based on the fair value of the award on the grant date, and is subsequently remeasured at each reporting date to the current stock value during the one-year performance period, based upon the probability that the performance target will be met. Compensation expense relating to the issuance of performance-based restricted stock units settled in stock is recorded over the vesting period based on the fair value of the award on the grant date. Dividend equivalents are paid on awards settled in stock under the performance-based restricted stock unit program.
The following table represents stock-based compensation expense and related income tax benefits for the three and nine months ended March 31, 2015 and 2014, respectively:

	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Cost of revenues	$2.0	$1.7	$5.8	$4.9
Selling, general and administrative expenses	6.6	3.5	16.2	10.1
Total pretax stock-based compensation expense	$8.6	$5.2	$22.0	$15.0

Income tax benefit	$2.9	$1.9	$7.8	$5.5

Stock-based compensation expense for the nine months ended March 31, 2015 consists of $12.4 million of expense related to equity classified awards, $4.2 million of expense related to liability classified awards, and $5.4 million of expense allocated from ADP during the three months ended September 30, 2014. As of March 31, 2015, the total unrecognized compensation cost related to non-vested stock options, restricted stock units, and restricted stock awards was $5.3 million, $14.4 million, and $15.3 million, respectively, which will be amortized over the weighted average remaining requisite service periods of 2.0 years, 1.9 years, and 1.5 years, respectively.
The activity related to the Company's incentive equity awards from the date of Distribution to March 31, 2015 consisted of the following:
Stock Options

	Number of Options (in thousands)	Weighted Average Exercise Price (in dollars)
Options outstanding as of June 30, 2014	—	$—
Options converted from ADP equity awards	2,269	$19.64
Options granted	397	$41.71
Options exercised	(444)	$15.95
Options canceled	(18)	$23.23
Options outstanding as of March 31, 2015	2,204	$24.32
Time-Based Restricted Stock and Time-Based Restricted Stock Units

	Number of Shares (in thousands)	Number of Units (in thousands)
Non-vested restricted shares/units as of June 30, 2014	—	—
Restricted shares/units converted from ADP equity awards	576	127
Restricted shares/units granted	513	180
Restricted shares/units vested	(52)	(7)
Restricted shares/units forfeited	(32)	(12)
Non-vested restricted shares/units as of March 31, 2015	1,005	288
Performance-Based Restricted Stock and Performance-Based Restricted Stock Units

	Number of Shares (in thousands)	Number of Units (in thousands)
Non-vested restricted shares/units as of June 30, 2014	—	—
Restricted shares/units converted from ADP equity awards	70	89
Restricted shares/units granted	—	132
Restricted shares/units vested	—	—
Restricted shares/units forfeited	—	—
Non-vested restricted shares/units as of March 31, 2015	70	221

The fair value of each stock option issued was estimated on the date of grant using the binomial option pricing model. The binomial model considers a range of assumptions related to volatility, risk-free interest rates, and employee exercise behavior. Expected volatilities utilized in the model were based on a combination of implied market volatilities and other factors. The dividend yield was based on expected future dividend payments. The risk-free rate was derived from the U.S. Treasury yield curve in effect at the time of grant. The model also incorporates exercise and forfeiture assumptions based on an analysis of historical data. The expected life of the stock option grants represents the period of time that options granted were expected to be outstanding on the date of grant.
The following table presents the assumptions used to determine the fair value of the outstanding ADP awards converted into equity awards of CDK to measure the incremental compensation cost:

Risk-free interest rate	1.1%
Dividend yield	1.1%
Weighted average volatility factor	23.9%
Weighted average expected life (in years)	3.4
Weighted average fair value (in dollars)	$12.50

The following table presents the assumptions used to determine the fair value of the stock options granted after the date of Distribution through March 31, 2015:

Risk-free interest rate	1.6%
Dividend yield	1.1%
Weighted average volatility factor	25.6%
Weighted average expected life (in years)	6.3
Weighted average fair value (in dollars)	$10.24